Other - Other General Expense and Other (Income) Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other general expense - net
Provisions for environmental matters - net	$ 9,330	$ 42,932	$ 31,071	$ 36,046
(Gain) loss on sale or disposition of assets		(30,564)	(803)	1,436
Total		12,368	30,268	37,482
Other (income) expense - net
Dividend and royalty income		(4,573)	(3,668)	(4,864)
Net expense from financing activities		8,667	11,091	11,367
Foreign currency transaction related losses		7,335	9,503	3,603
Other income		(25,279)	(23,880)	(37,524)
Other expense		9,263	13,036	12,018
Total		$ (4,587)	$ 6,082	$ (15,400)